Summary of Lease Liability (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Leases
Current portion of operating lease liability	$ 24,613	$ 4,057
Long-term portion of operating lease liability	143,751	4,552
Lease liability	$ 168,364	$ 8,609